Basic and Diluted Earnings Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted earnings per share (in shares)	0.6	0.7	1.0